OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2019
OTHER COMPREHENSIVE INCOME (LOSS)
5. OTHER COMPREHENSIVE INCOME (LOSS)
Other comprehensive income (loss) consists of the foreign currency translation adjustment associated with our Canadian operations’ use of the Canadian dollar as their functional currency and changes in the unrealized gains (losses) on cash flow hedging instruments and equity securities. The tax effects allocated to each component of other comprehensive income (loss) were as follows:

Years Ended December 31,	2019	2018	2017
Foreign currency translation adjustment	$12,298	$(20,493)	$15,993

Unrealized (loss) gain on cash flow hedging instruments	(2,001)	2,627	(961)
Income tax benefit (expense)	540	(709)	259

Unrealized (loss) gain on cash flow hedging instruments, net of tax	(1,461)	1,918	(702)

Reclassification of gain on cash flow hedging instruments into earnings	(482)	(215)	(491)
Income tax expense	130	58	133

Reclassification of gain on cash flow hedging instruments into earnings, net of tax	(352)	(157)	(358)

Unrealized gain on equity securities	—	—	51
Income tax expense	—	—	(66)

Unrealized loss on equity securities, net of tax	—	—	(15)

Other comprehensive income (loss)	$10,485	$(18,732)	$14,918

The changes in each component of accumulated other comprehensive loss, net of tax, were as follows:

Years Ended December 31,	2019	2018	2017
Foreign currency translation adjustment:
Beginning balance	$(46,604)	$(33,499)	$(43,459)
Current period other comprehensive income (loss)	8,005	(13,105)	9,960

Ending balance	(38,599)	(46,604)	(33,499)

Cash flow hedging instruments:
Beginning balance	636	(421)	215
Current period other comprehensive (loss) income	(876)	1,151	(421)
Reclassification adjustment	(211)	(94)	(215)

Ending balance	(451)	636	(421)

Equity securities:
Beginning balance	—	(301)	(286)
Cumulative-effect adjustment to retained earnings	—	301	—
Current period other comprehensive loss	—	—	(15)

Ending balance	—	—	(301)

Accumulated other comprehensive loss, net of tax	$(39,050)	$(45,968)	$(34,221)